Preferred Stock (Details Narrative) - shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2016
Preferred stock, shares issued	424,938	424,938	420,720
Preferred stock, shares outstanding	424,938	424,938	420,720
Series A Preferred Stock [Member] | Exchange Agreement [Member]
Shares cancelled				363,611
Preferred stock, shares outstanding	424,938
Series A Preferred Stock [Member] | Exchange Agreement [Member] | Preferred Dividends [Member]
Preferred stock, shares issued	61,327